Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Other Current Assets
Note 14 - Other Current Assets
Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
VAT receivable	16.5	9.4
Client rechargeables	5.3	4.6
Other tax receivables	4.7	5.2
Deferred financing fee	0.5	—
Right-of-use lease asset (1)	0.5	0.5
Corporate income taxes receivables	—	1.1
Other receivables	4.5	4.6
Total	32.0	25.4

(1) The right-of-use lease asset pertains to our office and yard leases (see Note 17 - Leases).